Distribution of Income from Operations by Segment (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Income from Operations Excluding Restructuring Charges	$ 1,133		$ 32,610
Restructuring Charges	(4,815)		(9,817)
Income from Operations	(3,682)	17,625	22,793	70,081
Clinical Research
Income from Operations Excluding Restructuring Charges	1,007		34,623
Restructuring Charges	(4,815)		(8,272)
Income from Operations	(3,808)	25,218	26,351	78,748
Central Laboratory
Income from Operations Excluding Restructuring Charges	126		(2,013)
Restructuring Charges			(1,545)
Income from Operations	$ 126	$ (7,593)	$ (3,558)	$ (8,667)